14. Income Taxes (Tables)	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income tax expense

Income tax expense for income tax is as follows:

	Year ended March 31, 2021	Year ended March 31, 2020
Federal
Current	–	–
Deferred	–	–
Total Federal	–	–
State
Current	–	–
Deferred	–	–
Total State	–	–
Total income tax expense	–	–

Schedule of reconciliation of the statutory tax rates

A reconciliation of the statutory tax rates and the effective tax rates for the years ended March 31, 2021 and 2020 is as follows

	Year ended March 31,2021	Year ended March 31, 2020
Statutory rate	-21.0%	-21.0%
Change in valuation allowance	17.2%	23.7%
State income taxes, (net of federal tax benefit)	-2.5%	-3.5%
Change in derivatives value	6.5%	0.0%
Other Permanent differences	-0.2%	0.8%
Effective rate	0.0%	0.0%

Schedule of deferred tax assets and liabilities

 The tax effects of temporary difference that give rise to significant portions of the Company’s deferred tax assets and liabilities as of March 31:

	2021	2020
Deferred tax assets:
Net operating loss carryover	1,448,625	473,374
Capital loss carryover	20,080	–
Intangible assets	25,094	–
Total	1,493,799	473,374
Valuation allowance	(1,288,125)	(459,538)
Net deferred assets	205,674	13,836
Deferred tax liabilities:
Property and equipment	(205,674)	(10,683)
Intangible assets	–	(3,153)
Net deferred assets and liabilities	–	–